1. Organization and Line of Business	12 Months Ended
Dec. 31, 2014
Notes
1. Organization and Line of Business

 1.    ORGANIZATION AND LINE OF BUSINESS

Organization

BioSolar, Inc. (the "Company") was incorporated in the state of Nevada on April 24, 2006.  The Company, based in Santa Clarita, California, began operations on April 25, 2006 to develop and market Photovoltaic solar technology products.

Line of Business

We are engaged in the development of innovative technologies and materials that we believe will reduce the cost per watt of electricity generated by Photovoltaic solar modules. We have developed BioBacksheetTM, a high performance green back sheet for Photovoltaic solar modules. We are currently developing technologies and materials for storing electrical energy produced by Photovoltaic solar modules.  We are focusing our research and product development efforts on low cost polymer-based components for electrical energy storage.

Going Concern

The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business.  The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.  The Company has not generated significant revenue, and has negative cash flows from operations, which raise substantial doubt about the Company’s ability to continue as a going concern.  The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusion.  The Company has obtained funds through private placement offerings of equity and debt. Management believes that it will be able to continue to raise funds by sale of its securities to its existing shareholders and prospective new investors to provide the additional cash needed to meet the Company’s obligations as they become due, and will allow the development of its core of business. There is no assurance that the Company will be able to continue raising the required capital for its operations.